Related Parties (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Related Party Transactions [Abstract]
Receivables		$ 0.3	$ 0.1
Payables		0.0	17.1
Related Party Transaction [Line Items]
Payments related to commutation endorsements		7.4	7.8
Shared services expenses allocated, net		6.1	6.9
Concessions, general agent fees, administrative and underwriting fees		$ 8.0	$ 10.7
Predecessor Company
Related Party Transaction [Line Items]
Payments related to commutation endorsements	$ 0.6			$ 14.7
Shared services expenses allocated, net	0.4			5.5
Concessions, general agent fees, administrative and underwriting fees	$ 0.9			$ 11.7